Net Loss Per Share - Basic and diluted net loss per common share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (17,447,705)	$ (2,746,021)
Denominator:
Weighted average common shares outstanding, basic and diluted	9,716,768	9,507,926
Net loss per common share, basic and diluted	$ (1.80)	$ (0.29)